Organization - Schedule of Assets and Liabilities of VIEs (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	$ 2,445,271,447	¥ 17,023,490,766	¥ 14,489,143,692
Total non-current assets	192,207,878	1,338,112,804	1,764,231,110
Total assets	2,637,479,325	18,361,603,570	16,253,374,802
Total current liabilities	559,815,166	3,897,321,228	5,019,361,546
Total non-current liabilities	364,881,312	2,540,230,713	413,400,000
Total liabilities	924,696,478	6,437,551,941	5,432,761,546
Variable Interest Entity [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	2,138,000,328	14,884,330,679	11,890,451,350
Total non-current assets	138,968,550	967,471,254	1,066,321,556
Total assets	2,276,968,878	15,851,801,933	12,956,772,906
Total current liabilities	682,259,920	4,749,757,109	5,045,698,262
Total non-current liabilities	15,667,787	109,076,000	413,400,000
Total liabilities	697,927,707	4,858,833,109	5,459,098,262
Variable Interest Entity [Member] | Short term Loan Principal and Financing Service Fee Receivables [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	1,118,760,324	7,788,585,617	8,417,821,413
Variable Interest Entity [Member] | Other Current Assets [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	$ 1,019,240,004	¥ 7,095,745,062	¥ 3,472,629,937